39. Personnel expenses (Details 3) - 01/01 to 12/31/2020 [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Local [Member] | Santander Brasil Bank Shares [Member]
Statement Line Items [Line Items]
Impact on Results - Personnel Expenses	R$ 10,776
Global [Member] | Santander Spain Shares and Options [Member]
Statement Line Items [Line Items]
Impact on Results - Personnel Expenses	R$ 846